Right of Use Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Summary of Right of Use Assets, Net
	Real Estate	Railcars & Barges	Storage Assets	Refining Equipment	Other	Total
COST
As at January 1, 2019 (Note 4)	517	63	292	13	9	894
Additions	10	436	172	-	6	624
Terminations	-	-	(11)	-	-	(11)
Reclassifications	(8)	-	-	-	-	(8)
Re-measurement	-	(2)	18	(2)	-	14
Exchange Rate Movements and Other	(10)	(2)	(7)	(1)	(1)	(21)
As at December 31, 2019	509	495	464	10	14	1,492

ACCUMULATED DEPRECIATION
As at January 1, 2019 (Note 4)	-	-	-	1	-	1
Depreciation	29	55	75	2	4	165
Impairment Losses	3	-	-	-	-	3
Terminations	-	-	(1)	-	-	(1)
Exchange Rate Movements and Other	-	-	(1)	-	-	(1)
As at December 31, 2019	32	55	73	3	4	167

CARRYING VALUE
As at January 1, 2019 (Note 4)	517	63	292	12	9	893
As at December 31, 2019	477	440	391	7	10	1,325